Classification of financial instruments - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Derivative assets	£ 51	£ 48
Derivative liabilities	(58)	(43)
Financial assets	1,515	1,310
Other financial assets	141	143	£ 133
Cash and cash equivalents	543	312
Transfers out of Level 3 of fair value hierarchy, assets	£ 6
Contingent consideration receivable as a percentage of proceeds received by the purchaser in relation to any future monetization event	27.50%
Total market value for financial liabilities	£ (1,788)	(1,546)
Six Years [member]
Disclosure of financial liabilities [line items]
Contingent consideration receivable as a percentage of positive adjusted earnings before interest tax depreciation and amortization	27.50%
Investments in unlisted securities [member]
Disclosure of financial liabilities [line items]
Financial assets	£ 141	143
Deferred And Contingent Consideration [Member]
Disclosure of financial liabilities [line items]
Total market value for financial liabilities	(22)	(57)	(79)
Other Receivable [Member]
Disclosure of financial liabilities [line items]
Financial assets	12	12
Level 2 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Derivative assets	51	48
Derivative liabilities	58	43
Level 3 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Other financial assets	147	155	£ 136
Transfers out of Level 3 of fair value hierarchy, assets	6	0
Level 3 of fair value hierarchy [member] | Investments in unlisted securities [member]
Disclosure of financial liabilities [line items]
Other financial assets	135	143
Transfers out of Level 3 of fair value hierarchy, assets	6
Level 3 of fair value hierarchy [member] | Deferred And Contingent Consideration [Member]
Disclosure of financial liabilities [line items]
Total market value for financial liabilities	1	57
Level 3 of fair value hierarchy [member] | Other Receivable [Member]
Disclosure of financial liabilities [line items]
Financial assets	12	12
Other financial assets	12	12
Transfers out of Level 3 of fair value hierarchy, assets	0
Level 3 of fair value hierarchy [member] | Other Receivable [Member] | Pearson Online Learning Services [Member]
Disclosure of financial liabilities [line items]
Contingent consideration receivable on the disposal of business	12	12
Level 1 of fair value hierarchy [member] | Money market funds [member]
Disclosure of financial liabilities [line items]
Group Bonds	918	611
Cash and cash equivalents	62	31
Level 1 of fair value hierarchy [member] | Listed Securities [Member]
Disclosure of financial liabilities [line items]
Financial assets, at fair value	£ 6	£ 0